Trade accounts receivable - With maturities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivable
Total gross carrying amount	€ 32,120,019
Carrying amount of trade receivables subject to factoring (FVTPL)	(2,420,512)
Total gross carrying amount AC	29,699,508	€ (27,086,699)
Expected credit loss (Stage 2 & 3)	(992,460)
Total net carrying amount trade accounts receivables	€ 28,707,048	€ 26,377,820